Captical Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Capital Commitments
The Group’s capital expenditure contracted for as of December 31 but not provided for in the consolidated financial statements are as follows:

	2021	2020
	Million	Million
Land and buildings	4,049	8,607
Telecommunications equipment and others	29,510	37,967

	33,559	46,574